Deferred Compensation Plans (Tables)	12 Months Ended
Mar. 31, 2012
Deferred Compensation Arrangements [Abstract]
SAR Plan A, Weighted-Average Assumptions

	Year ended March 31
	2010	2011	2012
Expected volatility	40.06%	40.51%	41.78%
Expected dividends yield	3.25%	1.73%	3.31%
Expected lives (in years)	6	6	6
Risk-free interest rate	1.01%	0.76%	0.63%

Activity relating to SAR Plan A

	Outstanding (number of shares)	Weighted-average exercise price	Weighted-average remaining life (years)
Outstanding as of March 31, 2011	13,817,800	¥1,176	3.9
Granted	2,858,000	302
Exercised	—	—
Repurchased	—	—
Forfeited	(97,500)	1,183
Expired	(1,224,000)	1,290

Outstanding as of March 31, 2012	15,354,300	¥988	3.9

Exercisable as of March 31, 2012	9,662,300	¥1,339	10.6

Activity relating to SAR Plan B

	Outstanding (number of shares)	Weighted-average grant date fair value per share		Weighted-average remaining life (years)
Outstanding as of March 31, 2011	69,787,000	¥716		6.0
Granted	62,086,300	397	(1)
Exercised	(9,271,600)	799
Repurchased	—	—
Forfeited	(8,226,100)	606
Expired	—	—

Outstanding as of March 31, 2012	114,375,600	¥544		5.6

Exercisable as of March 31, 2012	4,218,300	¥1,459		3.1

(1)	The weighted-average grant date fair value per share for the years ended March 31, 2010 and 2011 were ¥618 and ¥638, respectively.

Activity related to NSUs and CSUs

	NSUs			CSUs
	Outstanding (number of units)	Stock price		Outstanding (number of units)	Stock price
Outstanding as of March 31, 2011	48,543,628	¥350		—	¥—
Granted	55,456,277	414	(1)	53,967,338	398	(1)
Vested	(29,882,636)	338	(2)	(16,680,077)	376	(2)
Forfeited	(5,706,291)	—		(4,190,773)	—

Outstanding as of March 31, 2012	68,410,978	¥373	(3)	33,096,488	¥373	(3)

(1)	Weighted-average price of the Company’s common stock used to determine number of awards granted
(2)	Weighted-average price of the Company’s common stock used to determine the final cash settlement amount of the awards
(3)	The price of the Company’s common stock used to remeasure the fair value of the remaining outstanding unvested awards as of March 31, 2012

Activity relating to NIUs

	Outstanding (number of units)	Index price(1)
Outstanding as of March 31, 2011	—	$—
Granted	58,890,897	3,300	(2)
Vested	(18,785,827)	3,110	(3)
Forfeited	(3,233,932)	—

Outstanding as of March 31, 2012	36,871,138	$3,320	(4)

(1)	The price of each unit is determined using 1/1000th of the index price.
(2)	Weighted-average index price used to determine number of awards granted.
(3)	Weighted-average index price used to determine the final cash settlement amount of the awards.
(4)	Index price used to remeasure the total fair value of the remaining outstanding unvested awards as of March 31, 2012.